SUPPLEMENTAL CASH FLOW INFORMATION (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisitions of property and equipment - Credited to trade payables	Rp 5,525	Rp 6,199	Rp 4,979
Acquisitions of property and equipment - Non-monetary exchange	816	636
Acquisitions of property and equipment - Credited to obligations under finance leases	518	368	452
Acquisitions of property and equipment - Interest capitalization	328	188
Acquisitions of intangible assets: Credited to trade payables	Rp 846	Rp 41	Rp 179